UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           [ ]; Amendment Number: ____

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10021


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York            May 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $167,209
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                               Name
-----------------------                           -------
NONE


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                              VALUE     SHRS OR    SH/  PUT/  INVEST   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)    PRN AMT    PRN  CALL  DISCR    MANAGERS   SOLE  SHARED  NONE

ABGENIX INC                         COM        00339B107       5,732    254,757    SH         SOLE               SOLE
ANDRX CORP DEL                  ANDRX GROUP    034553107       2,970    125,100    SH         SOLE               SOLE
ANTEON INTL CORP                    COM        03674E108       1,091     20,000    SH         SOLE               SOLE
ARTESYN TECHNOLOGIES INC            COM        043127109         844     77,047    SH         SOLE               SOLE
BURLINGTON RES INC                  COM        122014103      62,559    679,574    SH         SOLE               SOLE
CHIRON CORP                         COM        170040109       1,157     25,248    SH         SOLE               SOLE
CINERGY CORP                        COM        172474108       1,387     30,500    SH         SOLE               SOLE
FAIRMONT HOTELS RESORTS INC         COM        305204109      22,158    495,700    SH         SOLE               SOLE
FELDMAN MALL PPTYS INC              COM        314308107         129     10,500    SH         SOLE               SOLE
GUIDANT CORP                        COM        401698105      14,168    181,498    SH         SOLE               SOLE
INDEPENDENCE CMNTY BK CORP          COM        453414104       2,501     60,000    SH         SOLE               SOLE
IVILLAGE INC                        COM        46588H105          84     10,000    SH         SOLE               SOLE
J JILL GROUP INC                    COM        466189107      10,023    419,204    SH         SOLE               SOLE
JEFFERSON PILOT CORP                COM        475070108       5,365     91,300    SH         SOLE               SOLE
MERISTAR HOSPITALITY CORP           COM        58984Y103       9,077    874,500    SH         SOLE               SOLE
MAYTAG CORP                         COM        578592107       3,304    154,300    SH         SOLE               SOLE
NEXTEL PARTNERS INC                 CL A       65333F107       1,569     55,400    SH         SOLE               SOLE
PIXAR                               COM        725811103       1,275     19,884    SH         SOLE               SOLE
RENAL CARE GROUP INC                COM        759930100       6,528    136,000    SH         SOLE               SOLE
REMINGTON OIL & GAS CORP            COM        759594302       3,138     72,600    SH         SOLE               SOLE
INTRADO INC                         COM        46117A100      12,150    467,650    SH         SOLE               SOLE
                                                             167,209




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